As filed with the Securities and Exchange Commission on February 3, 2011
1933 Act Registration No. 333-168727
1940 Act Registration No. 811-22452

United States
Securities and Exchange Commission
Washington, D.C. 20549
Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☑
and

Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 3	☑
First Trust Series Fund
(Exact Name of Registrant as Specified in Charter)
120 East Liberty Drive, Suite 400
Wheaton, Illinois 60187
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (800) 621-1675
W. Scott Jardine, Esq., Secretary
First Trust Series Fund
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, Illinois 60187
(Name and Address of Agent for Service)
Copy to:
Eric F. Fess, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, Illinois 60603
It is proposed that this filing will become effective (check appropriate box):
☑     immediately upon filing pursuant to paragraph (b)
☐     on (date) pursuant to paragraph (b)
☐     60 days after filing pursuant to paragraph (a)(1)
☐     on (date) pursuant to paragraph (a)(1)
☐     75 days after filing pursuant to paragraph (a)(2)
☐     on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 1
     This Registration Statement relates solely to First Trust Preferred Securities and Income Fund and First Trust/Confluence Small Cap Value Fund, each a series of the Registrant. This Registration Statement comprises the following papers and contents:
     The Facing Sheet
     Part C — Other Information
     Signatures
     Index to Exhibits
     Exhibits

First Trust Series Fund
Part C — Other Information
Item 28. Exhibits

Exhibit No.	Description

(a)	Declaration of Trust of the Registrant. (1)

(b)	By-Laws of the Registrant. (2)

(c)	Amended and Restated Designation of Series, dated July 19, 2010. (1)

(d)	(1) Investment Management Agreement. (2)

(2) Sub-Advisory Agreement by and between First Trust Advisors L.P. and Stonebridge Advisors, LLC. (2)

(3) Sub-Advisory Agreement by and between First Trust Advisors L.P. and Confluence Investment Management Advisors, LLC. (2)

(e)	Distribution Agreement by and between the Registrant and First Trust Portfolios L.P. (2)

(f)	Not Applicable.

(g)	Custodian Agreement by and between the Registrant and Brown Brothers Harriman and Co., dated as of November 1, 2010. (2)

(h)	(1) Mutual Fund Services Agreement for Transfer Agency Services by and between the Registrant and Huntington Asset Services, Inc., dated as of October 11, 2010. (2)

(2) Administrative Agency Agreement by and between the Registrant and Brown Brothers Harriman and Co., dated as of November 1, 2010. (2)

(3) Subscription Agreement between the Registrant on behalf of First Trust Preferred Securities and Income Fund, and First Trust Portfolios L.P. (2)

(4) Subscription Agreement between the Registrant on behalf of First Trust/Confluence Small Cap Value Fund, and First Trust Portfolios L.P. (2)

(5) Expense Reimbursement, Fee Waiver and Recovery Agreement by and between the Registrant and First Trust Advisors L.P. (2)

(i)	(1) Opinion and Consent of Bingham McCutchen LLP. (2)

Exhibit No.	Description

(2) Opinion and Consent of Chapman and Cutler LLP. (2)

(j)	Consent of Independent Registered Public Accounting Firm. (3)

(k)	Not Applicable.

(l)	Not Applicable.

(m)	12b-1 Distribution and Service Plan. (2)

(n)	Multiple Class Plan Adopted Pursuant to Rule 18f-3. (2)

(o)	Not Applicable.

(p)	(1) First Trust Advisors L.P., First Trust Portfolios L.P. Code of Ethics, amended on January 1, 2009. (2)

(2) First Trust Funds Code of Ethics, amended on March 22, 2010. (2)

(q)	Powers of Attorney for Messrs. Bowen, Erickson, Kadlec and Keith authorizing James A. Bowen, W. Scott Jardine, Mark R. Bradley, Kristi A. Maher and Eric F. Fess to execute the Registration Statement. (1)

(101)	Risk/return summary in interactive data format. (4)

(1)	Incorporated by reference to the Registrant’s Registration on Form N-1A (File No. 333-168727) filed on August 10, 2010.

(2)	Incorporated by reference to the Pre-Effective Amendment No. 1 filed on Form N-1A (File No. 333-168727) for Registrant on December 23, 2010.

(3)	Incorporated by reference to the Pre-Effective Amendment No. 2 filed on Form N-1A (File No. 333-168727) for Registrant on January 10, 2011.

(4)	Filed herewith.
Item 29. Persons Controlled By or Under Common Control with Registrant
     Not Applicable.
Item 30. Indemnification
     Section 9.5 of the Registrant’s Declaration of Trust provides as follows:
     Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.
     No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.
     The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.
     Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.
     To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.
     As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
Item 31. Business and Other Connections of the Investment Adviser
     First Trust Advisors L.P. (“First Trust”) serves as investment adviser to the Registrant, serves as adviser or subadviser to 22 mutual funds, 43 exchange-traded funds and 13 closed-end funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.
     The principal business of certain of First Trust’s principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. (“FTP”). FTP’s principal address is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

     Information as to other business, profession, vocation or employment during the past two years of the officers and directors of First Trust is as follows:

Name and Position with First Trust	Employment During Past Two Years

James A. Bowen, Managing Director/Chief Executive Officer	Managing Director, Chief Executive Officer (since December 2010) and President (prior to December 2010), FTP; Chairman of the Board of Directors, BondWave LLC and Stonebridge Advisors LLC

Ronald D. McAlister, Managing Director	Managing Director, FTP

Mark R. Bradley, Managing Director/Chief Financial Officer/Chief Operating Officer	Managing Director, Chief Financial Officer and Chief Operating Officer (since December 2010), FTP; Chief Financial Officer, BondWave LLC and Stonebridge Advisors LLC

Robert F. Carey, Chief Investment Officer and Senior Vice President	Senior Vice President, FTP

W. Scott Jardine, General Counsel	General Counsel, FTP; Secretary of BondWave LLC and Stonebridge Advisors LLC

Kristi A. Maher, Deputy General Counsel	Deputy General Counsel, FTP

Erin Chapman, Assistant General Counsel	Assistant General Counsel, FTP

John Vasko, Assistant General Counsel	Assistant General Counsel, FTP

Amy Lum, Assistant General Counsel	Assistant General Counsel (since November 2010), FTP; Of Counsel, The Law Offices of Beau T. Grieman (August 2009 to March 2010); Associate, Perkins Coie (April 2008 to August 2009)

Lisa Weier	Assistant General Counsel (since January 2011), FTP; Associate, Chapman and Cutler LLP

R. Scott Hall, Managing Director	Managing Director, FTP

Andrew S. Roggensack, Managing Director/President	Managing Director, President (since December 2010), FTP

Kathleen Brown, Senior Vice President and Chief Compliance Officer	CCO and Senior Vice President, FTP

Elizabeth H. Bull, Senior Vice President	Senior Vice President, FTP

Name and Position with First Trust	Employment During Past Two Years

Christopher L. Dixon, Senior Vice President	Senior Vice President, FTP

Jane Doyle, Senior Vice President	Senior Vice President, FTP

James M. Dykas, Senior Vice President and Controller	Senior Vice President and Controller (since December 2010), FTP

Jon C. Erickson, Senior Vice President	Senior Vice President, FTP

Ken Fincher, Senior Vice President	Senior Vice President, FTP

Kenneth N. Hass, Senior Vice President	Senior Vice President, FTP

Jason T. Henry, Senior Vice President	Senior Vice President, FTP

Daniel J. Lindquist, Senior Vice President	Senior Vice President, FTP

David G. McGarel, Senior Vice President	Senior Vice President, FTP

Mitchell Mohr, Senior Vice President	Senior Vice President, FTP

Robert M. Porcellino, Senior Vice President	Senior Vice President, FTP

Alan M. Rooney, Senior Vice President	Senior Vice President, FTP

Roger F. Testin, Senior Vice President	Senior Vice President, FTP

Kyle Baker, Vice President	Vice President, FTP

Christina Knierim, Vice President	Vice President, FTP

Todd Larson, Vice President	Vice President, FTP

Ronda L. Saeli-Chiappe, Vice President	Vice President, FTP

Stan Ueland, Vice President	Vice President, FTP

Katherine Urevig, Vice President	Vice President, FTP

Brad Bradley, Assistant Vice President	Assistant Vice President, FTP

Katie D. Collins, Assistant Vice President	Assistant Vice President, FTP

Chris Fallow, Assistant Vice President	Assistant Vice President, FTP

Kristen Johanneson, Assistant Vice President	Assistant Vice President, FTP

Coleen D. Lynch, Assistant Vice President	Assistant Vice President, FTP

Name and Position with First Trust	Employment During Past Two Years

Omar Sepulveda, Assistant Vice President	Assistant Vice President, FTP

John H. Sherren, Assistant Vice President	Assistant Vice President, FTP

Brian Wesbury, Chief Economist	Chief Economist, FTP

Rob Stein, Senior Economist	Senior Economist, FTP
Item 32. Principal Underwriter
     (a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded AlphaDEX® Fund and the First Defined Portfolio Fund LLC. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds, and the First Trust GNMA. The name of each director, officer and partner of FTP is provided below.
     (b) Positions and Offices with Underwriter.

Name and Principal	Positions and Offices	Positions and
Business Address*	with Underwriter	Offices with Fund

The Charger Corporation	General Partner	None

Grace Partners of DuPage L.P.	Limited Partner	None

James A. Bowen	Managing Director/Chief Executive Officer	President, Chairman of the Board, Trustee, Chief Executive Officer

Mark R. Bradley	Managing Director/Chief Financial Officer/Chief Operating Officer	Treasurer, Chief Financial Officer and Chief Accounting Officer

Frank L. Fichera	Managing Director	None

Russell J. Graham	Managing Director	None

R. Scott Hall	Managing Director	None

Ronald D. McAlister	Managing Director	None

Richard A. Olson	Managing Director	None

Andrew S. Roggensack	Managing Director/President	None

Name and Principal	Positions and Offices	Positions and
Business Address*	with Underwriter	Offices with Fund

W. Scott Jardine	General Counsel	Secretary

Kristi A. Maher	Deputy General Counsel	Chief Compliance Officer and Assistant Secretary

Erin Chapman	Assistant General Counsel	Assistant Secretary

John Vasko	Assistant General Counsel	None

Amy Lum	Assistant General Counsel	None
Lisa Weier	Assistant General Counsel	None

Dan Affeto	Senior Vice President	None

Bob Bartel	Senior Vice President	None

Elizabeth H. Bull	Senior Vice President	None

Robert F. Carey	Senior Vice President	None

Patricia L. Costello	Senior Vice President	None

Christopher L. Dixon	Senior Vice President	None

Jane Doyle	Senior Vice President	None

James M. Dykas	Senior Vice President/Controller	Assistant Treasurer

Jon C. Erickson	Senior Vice President	None

Ken Fincher	Senior Vice President	None

Wendy Flaherty	Senior Vice President	None

Kenneth N. Hass	Senior Vice President	None

Jason T. Henry	Senior Vice President	None

Rich Jaeger	Senior Vice President	None

Christian D. Jeppesen	Senior Vice President	None

Christopher A. Lagioia	Senior Vice President	None

Daniel J. Lindquist	Senior Vice President	Vice President

David G. McGarel	Senior Vice President	None

Name and Principal	Positions and Offices	Positions and
Business Address*	with Underwriter	Offices with Fund

Mark R. McHenney	Senior Vice President	None

Mitchell Mohr	Senior Vice President	None

Paul E. Nelson	Senior Vice President	None

Steve R. Nelson	Senior Vice President	None

Robert M. Porcellino	Senior Vice President	None

Steven R. Ritter	Senior Vice President	None

Alan Rooney	Senior Vice President	None

Francine Russell	Senior Vice President	None

Brad A. Shaffer	Senior Vice President	None

Brian Sheehan	Senior Vice President	None

Andrew C. Subramanian	Senior Vice President	None

Mark P. Sullivan	Senior Vice President	None

Roger F. Testin	Senior Vice President	Vice President

Gregory E. Wearsch	Senior Vice President	None

Patrick Woelfel	Senior Vice President	None

Kathleen Brown	Senior Vice President; Chief Compliance Officer	None

Jonathan Ackerhalt	Vice President	None

Dan Affetto	Vice President	None

Lance Allen	Vice President	None

Jeff Ambrose	Vice President	None

Kyle Baker	Vice President	None

Carlos Barbosa	Vice President	None

Andrew Barnum	Vice President	None

Michael Bean	Vice President	None

Name and Principal	Positions and Offices	Positions and
Business Address*	with Underwriter	Offices with Fund

Rob Biddinger	Vice President	None

Dan Blong	Vice President	None

Bill Braasch	Vice President	None

Cory Bringle	Vice President	None

Mike Britt	Vice President	None

Alex Brozyna	Vice President	None

Nathan S. Cassel	Vice President	None

Joshua Crosley	Vice President	None

Michael Dawson	Vice President	None

Michael Darr	Vice President	None

Albert K. Davis	Vice President	None

Daren J. Davis	Vice President	None

Michael DeBella	Vice President	None

Sean Degnan	Vice President	None

Robert T. Doak	Vice President	None

Joel D. Donley	Vice President	None

Brett Egner	Vice President	None

Stacy Eppen	Vice President	None

Ben Ferwerdo	Vice President	None

Edward Foley	Vice President	None

Don Fuller	Vice President	None

John Gillis	Vice President	None

Joann Godbout	Vice President	None

Matt D. Graham	Vice President	None

William M. Hannold	Vice President	None

Name and Principal	Positions and Offices	Positions and
Business Address*	with Underwriter	Offices with Fund

Mary Jane Hansen	Vice President	None

Gaby Harman	Vice President	None

Ryan Issakainen	Vice President	None

Rich Jacquemart	Vice President	None

Rick Johnson	Vice President	None

Greg Keefer	Vice President	None

Tom Knickerbocker	Vice President	None

Christina Knierim	Vice President	None

Thomas E. Kotcher	Vice President	None

Todd Larson	Vice President	None

Daniel Lavin	Vice President	None

Michael P. Leyden	Vice President	None

Keith L. Litavsky	Vice President	None

Eric Maisel	Vice President	None

Grant Markgraf	Vice President	None

Stephanie L. Martin	Vice President	None

Marty McFadden	Vice President	None

Nate Memmott	Vice President	None

Sean Moriarty	Vice President	None

John O’Sullivan	Vice President	None

David Pagano	Vice President	None

Scott Patton	Vice President	None

Brian K. Penney	Vice President	None

Blair R. Peterson	Vice President	None

Jason Peterson	Vice President	None

Name and Principal	Positions and Offices	Positions and
Business Address*	with Underwriter	Offices with Fund

Craig Pierce	Vice President	None

Marisa Prestigiacomo	Vice President	None

Craig Prichard	Vice President	None

David A. Rieger	Vice President	None

James Rowlette	Vice President	None

Ronda L. Saeli-Chiappe	Vice President	None

Rikka Salrin	Vice President	None

Jeffrey M. Samuel	Vice President	None

Peter H. Sandford	Vice President	None

Debra K. Scherbring	Vice President	None

Timothy Schival	Vice President	None

Nim Short	Vice President	None

Edward J. Sistowicz	Vice President	None

Cal Smith	Vice President	None

Eric Stoiber	Vice President	None

Terry Swagerty	Vice President	None

Brian Taylor	Vice President	None

Kerry Tazakine	Vice President	None

Timothy Trudo	Vice President	None

Stanley Ueland	Vice President	Assistant Vice President

Bryan Ulmer	Vice President	None

Katherine Urevig	Vice President	None

Barbara E. Vinson	Vice President	None

Dan Waldron	Vice President	None

Jeff Westergaard	Vice President	None

Name and Principal	Positions and Offices	Positions and
Business Address*	with Underwriter	Offices with Fund

Lewin M. Williams	Vice President	None

Jeffrey S. Barnum	Assistant Vice President	None

Toby A. Bohl	Assistant Vice President	None

Brad Bradley	Assistant Vice President	None

Steve Claiborne	Assistant Vice President	None

Katie D. Collins	Assistant Vice President	None

Ann Marie Giudice	Assistant Vice President/Treasurer	None

Debbie Del Giudice	Assistant Vice President	None

Chris Fallow	Assistant Vice President	None

Ken Harrison	Assistant Vice President	None

Anita K. Henderson	Assistant Vice President	None

James V. Huber	Assistant Vice President	None

Kristen Johanneson	Assistant Vice President	None

Daniel C. Keller	Assistant Vice President	None

Coleen D. Lynch	Assistant Vice President	Assistant Vice President

Robert J. Madeja	Assistant Vice President	None

David M. McCammond-Watts	Assistant Vice President	None

Michelle Parker	Assistant Vice President	None

Steve Schwarting	Assistant Vice President	None

Omar Sepulveda	Assistant Vice President	None

John H. Sherren	Assistant Vice President	None

Lee Sussman	Assistant Vice President	None

Christopher J. Thill	Assistant Vice President	None

Dave Tweeten	Assistant Vice President	None

Thomas G. Wisnowski	Assistant Vice President	None

*	All addresses are 120 East Liberty Drive, Wheaton Illinois 60187 unless otherwise noted.

     (c) Not Applicable.
Item 33. Location of Accounts and Records
     First Trust, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, maintains the Registrant’s organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.
     Brown Brothers Harriman and Co. (“BBHC”), 40 Water Street, Boston, Massachusetts 02109, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other requirement records not maintained by First Trust.
     BBHC also maintains all the required records in its capacity as transfer, accounting, dividend payment and interest holder service agent for the Registrant.
Item 34. Management Services
     Not Applicable.
Item 35. Undertakings
     Not Applicable.

Signatures
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 3rd day of February, 2011.

First Trust Series Fund
By:	/s/ James A. Bowen
James A. Bowen, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
	Treasurer, Controller and	February 3, 2011
/s/ Mark R. Bradley	Chief Financial and Accounting Officer
Mark R. Bradley

	President, Chief Executive Officer,	February 3, 2011
/s/ James A. Bowen	Chairman and Trustee
James A. Bowen

Richard E. Erickson*	)
Trustee )
)
)
Thomas R. Kadlec*	Trustee )	By: /s/ James A. Bowen
	)	James A. Bowen
	)	Attorney-In-Fact
Robert F. Keith*	Trustee )	February 3, 2011
)
)
Niel B. Nielson*	Trustee )
)

*	Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess and Kristi A. Maher to execute Registrant’s Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.

Index to Exhibits
(101) Risk/return summary in interactive data format